Components of other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Movement on the Components of the Other Comprehensive Loss
The movement on the components of the other comprehensive income (loss) for the years ended December 31, 2020, 2021 and 2022 is as follows:

	For the years ended December 31,
	2020		2021		2022
Controlling interest:
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	Ps.	(1,952,414)	Ps.	4,560,869	Ps.	(4,707,276)
Translation effect of foreign entities		(13,558,774)		(4,837,206)		(31,086,965)
Translation effect by discontinued operations		—		(829,163)		5,193,281
Remeasurement of defined benefit plan, net of deferred taxes		(10,026,454)		11,100,835		(4,599,407)
Asset’s revaluation surplus net of deferred taxes		64,835,155		—		—
Non-controlling interest of the items above		14,165,249		(2,135,886)		(3,734,066)

Other comprehensive income (loss)	Ps.	53,462,762	Ps.	7,859,449	Ps.	(38,934,433)